Condensed Interim Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Operating activities
Net loss for the period	$ (267,859)	$ (4,236,700)	$ (31,321,791)	$ (8,442,320)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	482,303		1,047,388	43,403
Depreciation expense	47,464	25,044	123,956	9,897
Change in fair value of warrant liability	(9,311,304)	1,813,257	18,843,947	(1,892,488)
Accretion expense	118,388	33,869	359,267	734,589
Financing costs	360,000		30,000
Interest expense on lease liability (note 10)	5,284	7,787	27,062
Loss on sale of equipment				10,930
Foreign exchange gain on re-translation of lease liability (note 10)	(15,588)		(10,766)
Loss on debt settlement (note 11)	899,237	1,056,296	1,056,296
Loss on private placement (note 11)	940,290
Loss on loan extinguishment			9,407	1,204,073
Changes in operating assets and liabilities:
Accounts receivable	(10,836)	(2,624)	(35,828)	186,182
Deposit				90,248
Prepaid expenses	(149,857)	14,098	(67,542)	553,458
Accounts payable	(943,902)	479,549	1,479,992	2,670,639
Accrued liabilities	3,167,269	229,827	4,320,089	2,421,011
Other liabilities		(9,114)	(11,117)	(110)
Interest payable	107,426	47,890	202,426	198,219
Long term deposit				(68,939)
Net cash used in operating activities	(4,571,685)	(540,821)	(3,947,214)	(2,281,208)
Investing activities
Purchase of machinery and equipment	(84,767)		(219,528)	(6,555)
Proceeds on disposal of equipment				10,000
Net cash used in investing activities	(84,767)		(219,528)	3,445
Financing activities
Proceeds from convertible loan payable				500,000
Proceeds from issuance of common stock	14,262,697	1,143,074	2,428,530	1,195,830
Proceeds from warrants exercised			417,006
Lease payments	(10,138)	(30,893)	(120,690)
Proceeds from promissory note	840,000		1,084,536
Repayment of promissory note	(1,859,612)		(158,094)
Shares to be issued			549,363	107,337
Net cash provided by financing activities	13,232,947	1,112,181	4,200,651	1,803,167
Net change in cash and cash equivalents	8,576,495	571,360	33,909	(474,596)
Cash and cash equivalents, beginning of period	61,973	28,064	28,064	502,660
Cash and cash equivalents, end of period	8,638,468	599,424	61,973	28,064
Supplemental disclosures Non-cash activities:
Common stock issued to settle accounts payable, accrued liabilities, interest payable and promissory notes	$ 585,115	$ 717,673	717,673
Common stock issued to settle convertible loan			300,000	100,000
Disposal of equipment used to settle accounts payable				20,930
Stock options exercised used to settle accrued liabilities				$ 268,930